Earnings Per Common Share Earnings per share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Numerator: [Abstract]
Net loss	$ (58,658)	$ (104,277)
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Outstanding, Basic	71,826	50,971
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Diluted	71,826	50,971
Earnings Per Share, Basic	$ (0.82)	$ (2.05)
Earnings Per Share, Diluted	$ (0.82)	$ (2.05)